DOCUMENT AND ENTITY INFORMATION (USD $)	3 Months Ended
	Mar. 29, 2013	May 03, 2013
Document and Entity Information
Entity Registrant Name	INTERLINE BRANDS, INC./DE ��
Entity Central Index Key	0001292900
Document Type	10-Q
Document Period End Date	Mar 29, 2013
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2013
Amendment Flag	false
Current Fiscal Year End Date	--12-27
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		1,477,406
Entity Public Float		$ 0.01

CONSOLIDATED BALANCE SHEETS (Successor [Member], USD $) In Thousands, unless otherwise specified	Mar. 29, 2013	Dec. 28, 2012
Successor [Member]
Current Assets:
Cash and cash equivalents	$ 9,994	$ 17,505
Accounts receivable - trade (net of allowance for doubtful accounts of $1,072 and $528)	163,180	157,537
Inventories	259,253	250,583
Prepaid expenses and other current assets	31,292	33,142
Income taxes receivable	16,066	16,643
Deferred income taxes	17,237	17,149
Total current assets	497,022	492,559
Property and equipment, net	60,792	61,747
Goodwill	500,253	500,253
Other intangible assets, net	469,047	476,888
Other assets	9,929	9,586
Total assets	1,537,043	1,541,033
Current Liabilities:
Accounts payable	117,434	113,603
Accrued expenses and other current liabilities	41,001	49,378
Accrued interest	16,299	18,230
Current portion of capital leases	430	521
Total current liabilities	175,164	181,732
Long-Term Liabilities:
Deferred income taxes	177,957	182,164
Long-term debt, net of current portion	820,726	813,994
Capital leases, net of current portion	161	226
Other liabilities	5,215	5,447
Total liabilities	1,179,223	1,183,563
Commitments and contingencies (see Note 6)
Stockholders' Equity:
Common stock; $0.01 par value, 2,500,000 authorized; 1,477,406 issued and outstanding as of March 29, 2013, and 1,474,465 issued and outstanding as of December 28, 2012	15	15
Additional paid-in capital	387,916	385,932
Accumulated deficit	(29,924)	(28,444)
Accumulated other comprehensive loss	(187)	(33)
Total stockholders' equity	357,820	357,470
Total liabilities and stockholders' equity	$ 1,537,043	$ 1,541,033

CONSOLIDATED BALANCE SHEETS (Parenthetical) (Successor [Member], USD $) In Thousands, except Share data, unless otherwise specified	Mar. 29, 2013	Dec. 28, 2012
Successor [Member]
Accounts receivable - trade, allowance for doubtful accounts (in dollars)	$ 1,072	$ 528
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	2,500,000	2,500,000
Common stock, shares issued (in shares)	1,477,406	1,474,464
Common stock, shares outstanding (in shares)	1,477,406	1,474,464

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 29, 2013 Successor [Member]	Mar. 30, 2012 Predecessor [Member]
Net sales	$ 380,753	$ 313,582
Cost of sales	249,057	197,971
Gross profit	131,696	115,611
Operating Expenses:
Selling, general and administrative expenses	109,180	91,517
Depreciation and amortization	12,358	6,308
Merger related expenses	783	0
Total operating expenses	122,321	97,825
Operating income	9,375	17,786
Interest expense	(15,824)	(6,046)
Interest and other income	530	592
(Loss) income before income taxes	(5,919)	12,332
Income tax (benefit) provision	(4,439)	4,867
Net income (loss) attributable to common stockholders	$ (1,480)	$ 7,465

CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 29, 2013 Successor [Member]	Mar. 30, 2012 Predecessor [Member]
Net (loss) income	$ (1,480)	$ 7,465
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(154)	147
Comprehensive (loss) income	$ (1,634)	$ 7,612

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 29, 2013 Successor [Member]	Mar. 30, 2012 Predecessor [Member]
Cash Flows from Operating Activities:
Net (loss) income	$ (1,480)	$ 7,465
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	12,358	6,308
Amortization of deferred lease incentive obligation	(212)	(200)
Amortization of deferred debt financing costs	923	349
Amortization of OpCo Notes fair value adjustment	(768)	0
Share-based compensation	1,234	1,169
Excess tax benefits from share-based compensation	0	(713)
Deferred income taxes	(4,295)	1,972
Provision for doubtful accounts	632	231
Gain on disposal of property and equipment	0	(36)
Other	(359)	(315)
Changes in assets and liabilities, net of businesses acquired:
Accounts receivable - trade	(6,306)	(8,571)
Inventories	(8,724)	(6,595)
Prepaid expenses and other current assets	1,849	5,246
Other assets	16	(53)
Accounts payable	4,126	(12,512)
Accrued expenses and other current liabilities	(8,351)	(2,807)
Accrued interest	(1,931)	5,271
Income taxes	576	(3,447)
Other liabilities	(21)	(20)
Net cash used in operating activities	(10,733)	(7,258)
Cash Flows from Investing Activities:
Purchases of property and equipment, net	(4,538)	(3,321)
Net cash used in investing activities	(4,538)	(3,321)
Cash Flows from Financing Activities:
Decrease in purchase card payable, net	(206)	(2,128)
Proceeds from ABL Facility	54,000	0
Payments on ABL Facility	(46,500)	0
Payment of debt financing costs	(50)	0
Payments on capital lease obligations	(156)	(183)
Proceeds from issuance of common stock	750	0
Proceeds from stock options exercised	0	857
Excess tax benefits from share-based compensation	0	713
Purchases of treasury stock	0	(1,439)
Net cash provided by (used in) financing activities	7,838	(2,180)
Effect of exchange rate changes on cash and cash equivalents	(78)	57
Net decrease in cash and cash equivalents	(7,511)	(12,702)
Cash and cash equivalents at beginning of period	17,505	97,099
Cash and cash equivalents at end of period	9,994	84,397
Cash paid during the period for:
Interest	17,569	391
Income taxes (refunds) payments, net	$ (720)	$ 6,362

DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	3 Months Ended
Mar. 29, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

Interline Brands, Inc., a Delaware corporation, and its subsidiaries (“Interline” or the “Company”) is a leading national distributor and direct marketer of broad-line maintenance, repair and operations (“MRO”) products into the facilities maintenance end-market. The Company sells janitorial and sanitation (“JanSan”) supplies, plumbing, hardware, heating, ventilation and air conditioning (“HVAC”), electrical, appliances, security, and other MRO products. Interline’s diverse customer base of over 100,000 customers consists of institutions, such as educational, lodging, health care, and government facilities; multi-family housing, such as apartment complexes; and residential, such as professional contractors, and plumbing and hardware retailers. Interline's customers range in size from individual contractors and independent hardware stores to apartment management companies and national purchasing groups.

The Company markets and sells its products primarily through fourteen distinct and targeted brands. The Company utilizes a variety of sales channels, including a direct sales force, telesales representatives, a direct marketing program consisting of catalogs and promotional flyers, brand-specific websites and a national accounts sales program. The Company delivers its products through its network of distribution centers and professional contractor showrooms located throughout the United States, Canada and Puerto Rico, vendor managed inventory locations at large professional contractor and institutional customer locations and its dedicated fleet of trucks and third-party carriers. Through its broad distribution network, the Company is able to provide next-day delivery service to approximately 98% of the U.S. population and same-day delivery service to most major metropolitan markets in the U.S.

Interline Brands, Inc. is the holding company of the Interline group of businesses, including its principal operating subsidiary, Interline Brands, Inc., a New Jersey corporation (“Interline New Jersey”).

Basis of Presentation

On September 7, 2012 (the "Merger Date"), pursuant to an Agreement and Plan of Merger (the "Merger Agreement") dated as of May 29, 2012, Isabelle Holding Company Inc., a Delaware corporation (“Parent”), and Isabelle Acquisition Sub Inc., a Delaware corporation and a wholly-owned subsidiary of Parent (“Merger Sub”), merged with and into the Company (the “Merger”), with the Company surviving the Merger as a wholly-owned subsidiary of Parent. Immediately following the effective time of the Merger, Parent was merged with and into the Company, with the Company surviving (the "Second Merger"). Under the Merger Agreement, stockholders of the Company received $25.50 in cash for each share of Company common stock. Simultaneously with the closing of the Merger, the following occurred: the funding of the new senior secured asset-based revolving credit facility (the "ABL Facility"), the modification of the $300.0 million senior subordinated notes due 2018 (the “OpCo Notes”), the release of the net proceeds of the $365.0 million aggregate principal amount of senior notes from escrow (the "HoldCo Notes"), and the termination of the Company's previous asset-based revolving credit facility. Prior to the Merger Date, the Company operated as a public company with its common stock traded on the New York Stock Exchange. As a result of the Merger, Interline's common stock became privately-held.

The Merger has been accounted for in accordance with accounting principles generally accepted in the United States of America ("US GAAP") for business combinations and accordingly, the Company's assets and liabilities were recorded using their fair values as of September 7, 2012.

Although the Company continued as the same legal entity after the Merger, since the financial statements are not comparable as a result of acquisition accounting, the accompanying consolidated financial statements are presented for two periods: the period prior to the Merger ("Predecessor") and the period subsequent to the Merger ("Successor").

The accompanying unaudited interim consolidated financial statements include the accounts of Interline Brands, Inc. and all of its wholly-owned subsidiaries. These statements have been prepared in accordance with US GAAP and instructions to the Quarterly Report on Form 10-Q and Article 10 of Regulation S-X promulgated by the Securities and Exchange Commission (“SEC”). Accordingly, certain information and footnote disclosures normally included in financial statements included in the Company’s Annual Report on Form 10-K have been condensed or omitted. The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 28, 2012 filed with the SEC.

All adjustments, consisting of normal recurring adjustments, which are, in the opinion of management, necessary for a fair statement of the results for the interim periods presented have been recorded. The results of operations for the interim periods presented are not necessarily indicative of the results to be expected for the full year.

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include valuation reserves for accounts receivable and income taxes, lower of cost or market and obsolescence reserves for inventory, reserves for self-insurance programs, purchase accounting adjustments, and valuation of goodwill and other intangible assets. Actual results could differ from those estimates.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Disclosure about how fair value is determined for assets and liabilities is based on a hierarchy established from the significant levels of inputs as follows:

Level 1	quoted prices in active markets for identical assets or liabilities;

Level 2	quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability; or

Level 3	unobservable inputs, such as discounted cash flow models or valuations.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The fair value of cash and cash equivalents, accounts receivable, and accounts payable approximate the carrying amount because of the short maturities of these items.

The fair value of the Company’s ABL Facility, OpCo Notes, and HoldCo Notes is determined by quoted market prices and other inputs that are observable for these liabilities, which are Level 2 inputs. The carrying amount and fair value of the ABL Facility, OpCo Notes, and HoldCo Notes as of March 29, 2013 and December 28, 2012 were as follows (in thousands):

	Successor
	March 29, 2013		December 28, 2012
Description	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ABL Facility	$135,000	$135,106	$127,500	$127,636
OpCo Notes	$320,726	$325,500	$321,494	$322,500
HoldCo Notes	$365,000	$404,238	$365,000	$394,200

Segment Information

The Company has one operating segment and, therefore, one reportable segment, the distribution of MRO products into the facilities maintenance end-market. The Company’s revenues and assets outside the United States are not significant. The Company’s net sales by product category were as follows (in thousands):

	Successor	Predecessor
Product Category(1)	For the Three Months Ended March 29, 2013	For the Three Months Ended March 30, 2012
JanSan	$179,209	$113,674
Plumbing	71,463	70,974
Hardware, tools and fixtures	30,023	28,864
HVAC	24,969	25,849
Electrical and lighting	20,399	20,035
Appliances and parts	17,790	17,672
Security and safety	16,781	16,347
Other	20,119	20,167
Total	$380,753	$313,582
     ____________________

(1)
The Company continually refines its product classification groupings and, as a result, stock keeping units are periodically realigned within product categories. Therefore, the prior period in this table has been recast to be consistent with current presentation.

Recently Issued Accounting Guidance

In February 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2013-04, Liabilities (Topic 405) - Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date ("ASU 2013-04"). The objective of the amendments in this update is to provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, except for obligations addressed within existing US GAAP. Examples of obligations within the scope of this ASU include debt arrangements, other contractual obligations, and settled litigation and judicial rulings. This guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement amount its co-obligors, plus any additional amount the entity expects to pay on behalf of its co-obligors. The guidance also requires an entity to disclose the nature and amount of the obligations as well as other information about those obligations. The amendments in ASU 2013-04 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013, and should be retrospectively applied to all prior periods presented for those obligations resulting from joint and several liability arrangements within the ASU's scope that exist at the beginning of an entity's fiscal year of adoption. An entity may elect to use hindsight for the comparative periods, and should disclose that fact. Early adoption is permitted. This ASU is not expected to have a material impact on the Company's consolidated financial statements.

In March 2013, the FASB issued ASU No. 2013-05, Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity ("ASU 2013-05"). The amendments contained within this guidance clarify the applicable guidance for the release of the cumulative translation adjustment under current US GAAP when an entity ceases to have a controlling financial interest in a subsidiary or group of assets that is a business within a foreign entity. The amendments in ASU 2013-05 are effective prospectively for the first annual period beginning after December 15, 2014, and interim and annual periods thereafter, with early adoption permitted. The amendments should be applied prospectively to derecognition events occurring after the effective date, and prior periods should not be adjusted. This ASU is not expected to have a material impact on the Company's consolidated financial statements.

Recently Adopted Accounting Guidance

In July 2012, the FASB issued ASU No. 2012-02, Intangibles - Goodwill and Other (Topic 350) ("ASU 2012-02"). The objective of the amendments in this ASU is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible assets and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. Effective December 29, 2012, the Company adopted the impairment testing guidance, which did not have a material impact on the Company's consolidated financial statements.

In August 2012, the FASB issued ASU No. 2012-03, Technical Amendments and Corrections to SEC Sections ("ASU 2012-03"). This ASU amends (1) various SEC paragraphs pursuant to the issuance of Staff Accounting Bulletin No.114, (2) the SEC's Final Rule, Technical Amendments to Commission Rules and Forms Related to the FASB's Accounting Standards Codification, Release Nos. 33-9250, 34-65052, and IC-29748 August 8, 2011, and (3) Corrections Related to FASB ASU 2010-22, Accounting for Various Topics. The objectives of these amendments are to update expired accounting standard references and reference the International Financial Reporting Standards (IFRS) as an appropriate framework of standards and compliance for certain disclosure requirements. Effective December 29, 2012, the Company adopted the amendments, which did not have a material impact on the Company's consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("ASU 2013-02"). The objective of this ASU is to improve the reporting of reclassifications out of accumulated other comprehensive income ("AOCI") by requiring an entity to report the effect of significant reclassifications out of AOCI on the respective line items in net income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under US GAAP that provide additional detail about those amounts. The amendments do not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of AOCI by component. Effective December 29, 2012, the Company adopted the amendments, which did not have a material impact on the Company's consolidated financial statements.

ACCOUNTS RECEIVABLE	3 Months Ended
Mar. 29, 2013
Receivables [Abstract]
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

The Company’s trade receivables are exposed to credit risk. The majority of the markets served by the Company are comprised of numerous individual accounts, none of which is individually significant. The Company monitors the creditworthiness of its customers on an ongoing basis and provides a reserve for estimated bad debt losses. If the financial condition of the Company’s customers were to deteriorate, increases in its allowance for doubtful accounts may be needed.

The activity in the allowance for doubtful accounts consisted of the following (in thousands):

Successor
Balance at December 28, 2012	Charged to Expense	Deductions	Balance at March 29, 2013
$528	$632	$(88)	$1,072

MERGER MERGER	3 Months Ended
Mar. 29, 2013
Merger [Abstract]
Merger Transactions
MERGER

The Merger resulted in a significant change in ownership and was accounted for using the acquisition method under Accounting Standards Codification Topic 805, Business Combinations. Under the acquisition method, the preliminary purchase price was allocated to the underlying tangible and intangible assets acquired and liabilities assumed based on their respective fair values, with the remainder allocated to goodwill.

The preliminary purchase price allocation is summarized in the following table (in thousands):

Total sources	$1,204,428

Plus:
Rollover of equity and stock options	30,661
Accelerated share-based compensation	13,533
44,194
Less:
Rollover of OpCo Notes and capital lease obligations	(300,940)
Merger related costs and financing fees	(60,707)
Net cash used to fund transaction	(90,538)
(452,185)
Equals purchase price consideration to be allocated	$796,437

Fair value of tangible assets and liabilities acquired:
Cash and cash equivalents	$17,064
Accounts receivable - trade	157,690
Inventories	212,712
Prepaid expenses and other current assets	50,301
Property and equipment	57,289
Other long-term assets	35,863
Deferred income tax assets	15,094
Accounts payable	(97,095)
Other short-term liabilities	(61,225)
OpCo Notes	(322,500)
Other long-term liabilities	(4,437)
Deferred tax liabilities	(173,033)
Total net tangible assets and liabilities	(112,277)

Fair value of identifiable intangible assets acquired:
Customer relationships	253,500
Trademarks	171,900
Goodwill	483,314
Total identified intangible assets acquired	908,714
Total purchase price	$796,437

The preliminary allocation of purchase price to intangible assets as of September 7, 2012 was determined based primarily upon assumptions related to future cash flows, discount and royalty rates, and customer attrition rates. As the estimates and assumptions used to determine the preliminary fair values involve a complex series of judgments about future events and uncertainties, these values are not yet finalized, but will be no later than one year from the date of the Merger transaction. In accordance with purchase accounting guidance, changes to the purchase price allocation are adjusted retrospectively to the consolidated financial results.

The values above include a revision to correctly present deferred taxes as of the Merger Date. The impact of this change has been deemed immaterial to the consolidated financial position, results of operations, and cash flows. The December 28, 2012 balances included in the consolidated balance sheets have been revised to include the effect of the adjustment.

ACQUISITION	3 Months Ended
Mar. 29, 2013
Business Combinations [Abstract]
ACQUISITION
ACQUISITION

On December 11, 2012, Interline New Jersey acquired all of the outstanding stock of JanPak, Inc. ("JanPak") for $82.5 million in cash, subject to working capital and other closing adjustments. JanPak, which is headquartered in Davidson, North Carolina, is a large regional distributor of janitorial and sanitation supplies and packaging products, primarily serving property management and building service contractors as well as manufacturing, health care and educational facilities through 16 distribution centers across the Southeast and South Central United States. This acquisition represents an expansion of the Company's offering of JanSan products in the Southeastern, Mid-Atlantic, and South Central United States.

In accordance with the purchase method of accounting, the acquired net assets were recorded at preliminary fair value at the date of acquisition. As the estimates and assumptions used to determine the preliminary fair values involve a complex series of judgments about future events and uncertainties, these values are not yet finalized, but will be no later than one year from the date of the transaction.

The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed in the JanPak acquisition at the date of acquisition (in thousands):

Accounts receivable	$24,815
Inventories	21,492
Other current assets	4,620
Property and equipment	4,822
Goodwill	16,939
Intangible assets	32,600
Other assets	37
Total assets acquired	105,325
Current liabilities	9,456
Other liabilities	13,369
Total liabilities assumed	22,825
Net assets acquired	$82,500

In accordance with purchase accounting guidance, changes to the purchase price allocation are adjusted retrospectively to the consolidated financial results. The values above include measurement period adjustments recorded in the first quarter of 2013 to primarily revise the fair value of the acquired inventories and other receivables. The December 28, 2012 balances included in the consolidated balance sheets have been revised to include the effect of the measurement period adjustments.

SHARE-BASED COMPENSATION	3 Months Ended
Mar. 29, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

Total compensation cost recognized in the consolidated statements of operations for the Company's stock-based awards were as follows (in thousands):

	Successor	Predecessor
	For the Three Months Ended March 29, 2013	For the Three Months Ended March 30, 2012
Share-based compensation expense	$1,234	$1,169

As of March 29, 2013, there was $14.2 million of total unrecognized share-based compensation expense related to unvested share-based payment awards. The expense is expected to be recognized over a weighted-average period of 4.1 years.

During the three months ended March 29, 2013, the Company granted 4,512 time-based option awards with a weighted-average grant date fair value of $123.70 and 591 performance-based stock option awards, with a weighted-average grant date fair value of $121.44, under the Interline Brands, Inc. 2012 Option Plan (the "2012 Plan"). During the three months ended March 30, 2012, the Company granted 207,161 stock options, with a weighted-average grant date fair value of $7.96, under the 2004 Equity Incentive Plan (the "2004 Plan").

See Note 14 of the 2012 Annual Report on Form 10-K for a description of the 2004 and 2012 Plans. The fair values of stock options were estimated at the date of grant using the Black-Scholes option-pricing model. The Black-Scholes weighted-average assumptions were as follows:

	Successor		Predecessor
	For the Three Months Ended March 29, 2013		For the Three Months Ended March 30, 2012
	Time-Based Awards	Performance-Based Awards	Time-Based Awards
Stock price	$255.00	$255.00	N/A
Expected volatility	48.6%	49.4%	43.5%
Expected dividends	0.0%	0.0%	0.0%
Risk-free interest rate	1.2%	1.1%	0.9%
Expected life (in years)	6.5	6.1	5.0

A summary of stock options activity under the 2012 Plan for the three months ended March 29, 2013 is presented below:

	Successor
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(in years)	(in thousands)
Outstanding at December 28, 2012	198,753	$219.72
Granted	5,103	$255.00
Forfeited	1,266	$255.00
Outstanding at March 29, 2013	202,590	$220.38	7.8	$7,013
Vested or expected to vest at March 29, 2013	201,033	$220.12	7.8	$7,013
Exercisable at March 29, 2013	65,079	$147.24	4.1	$7,013
____________________

(1)	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.

During the three months ended March 29, 2013, there were no stock options exercised. During the three months ended March 30, 2012, there were 76,759 stock options exercised with an intrinsic value of $0.7 million.

COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 29, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Contingent Liabilities

As of March 29, 2013 and December 28, 2012, the Company was contingently liable for outstanding letters of credit aggregating to $9.4 million and $8.9 million, respectively.

Legal Proceedings

On May 10, 2011, the Company was named as a defendant in the case of Craftwood Lumber Company, an Illinois corporation, individually and on behalf of all others similarly situated v. Interline Brands, Inc., a Delaware corporation, and Interline Brands, Inc. a New Jersey corporation, filed before the Nineteenth Judicial Circuit Court of Lake County, Illinois, and subsequently removed to the United States District Court for the Northern District of Illinois. The complaint alleges that the Company sent thousands of unsolicited fax advertisements to businesses nationwide in violation of the Telephone Consumer Protection Act of 1991, as amended by the Junk Fax Prevention Act of 2005 (“TCPA”). At the time of filing the initial complaint in state court, the plaintiff also filed a motion asking the Court to certify a class of plaintiffs comprised of businesses who allegedly received unsolicited fax advertisements from the Company. The plaintiff is seeking preliminary and permanent injunctive relief enjoining the Company from violating the TCPA, as well as statutory damages of $500 (or $1,500 if such violations are found to have been willful) for each fax transmission found to be in violation of the TCPA. Other reported TCPA claims have resulted in a broad range of outcomes, with each case being dependent on its own unique set of facts and circumstances. Accordingly, the Company cannot reasonably estimate the amount of loss, if any, arising from this matter. The Company is vigorously contesting class action certification and liability, and will continue to evaluate its defenses based upon its internal review, advice from external legal counsel and investigation of prior events, new information, and future circumstances.

The Company is involved in various other legal proceedings in the ordinary course of its business and have not been fully adjudicated. These actions, when ultimately concluded and determined, will not, in the opinion of management, have a material effect upon the Company’s consolidated financial statements.

Because the outcome of litigation is inherently uncertain, the Company may not prevail in these proceedings and the ultimate exposure cannot be estimated if the Company were not to prevail. Accordingly, any rulings against the Company could have a material adverse effect on the consolidated financial statements.

GUARANTOR SUBSIDIARIES	3 Months Ended
Mar. 29, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
GUARANTOR SUBSIDIARIES
GUARANTOR SUBSIDIARIES

The OpCo Notes of Interline New Jersey (the “Subsidiary Issuer”), issued in November 2010, are fully and unconditionally guaranteed, jointly and severally, on an unsecured senior basis by Interline Brands, Inc. (the “Parent Company”) and the majority of Interline New Jersey’s 100% owned domestic subsidiaries, subject to certain exceptions (collectively, the “Guarantor Subsidiaries”). The guarantees by the Parent Company and the Guarantor Subsidiaries are senior to any of their existing and future subordinated obligations, equal in right of payment with any of their existing senior subordinated indebtedness, subordinated to any of their senior indebtedness outstanding prior to the Merger and equal in right of payment to any senior indebtedness outstanding as of the Merger Date and any future senior indebtedness.

The Parent Company conducts virtually all of its business operations through the Subsidiary Issuer. Accordingly, the Parent Company’s only material sources of cash are dividends and distributions with respect to its ownership interests in the Subsidiary Issuer that are derived from the earnings and cash flow generated by the Subsidiary Issuer. For the three months ended March 29, 2013, dividends totaling $15.0 million have been paid to the Parent Company from the Subsidiary Issuer for the purpose of funding interest payments on the HoldCo Notes.

Effective July 2, 2012, all of the preferred stock between the Parent and the Subsidiary Issuer was canceled and retired.

The following tables set forth, on a condensed consolidating basis, the balance sheets, statements of operations and comprehensive (loss) income, and statements of cash flows for the Parent Company, Subsidiary Issuer and Guarantor Subsidiaries for all financial statement periods presented in the Company’s consolidated financial statements. The non-guarantor subsidiaries are minor and are included in the condensed financial data of the Subsidiary Issuer. The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Parent Company or the Guarantor Subsidiaries; therefore, the following tables do not reflect any such allocation.

The condensed consolidating financial statements presented below for the three months ended March 29, 2013 and the year ended December 28, 2012 (the Successor periods) reflects the historical accounting basis for the Subsidiary Issuer and for the Guarantor Subsidiaries, with the exception of JanPak, which was recorded at fair value at the date of acquisition. Certain purchase accounting adjustments resulting from the Merger are reflected in the consolidating adjustments column.

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF MARCH 29, 2013
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$1,034	$8,006	$954	$—	$9,994
Accounts receivable - trade, net	—	137,490	25,690	—	163,180
Inventories	—	235,284	23,969	—	259,253
Intercompany receivable	18,344	—	4,859	(23,203)	—
Other current assets	41,557	43,931	3,830	(24,723)	64,595
Total current assets	60,935	424,711	59,302	(47,926)	497,022

Property and equipment, net	—	56,270	4,522	—	60,792
Goodwill	—	346,025	16,939	137,289	500,253
Other intangible assets, net	15,627	132,784	32,496	288,140	469,047
Investment in subsidiaries	790,531	101,389	—	(891,920)	—
Other assets	—	2,248	7,681	—	9,929
Total assets	$867,093	$1,063,427	$120,940	$(514,417)	$1,537,043

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$—	$104,479	$12,955	$—	$117,434
Accrued expenses and other current liabilities	27,002	51,826	6,455	(27,983)	57,300
Intercompany payable	—	23,203	—	(23,203)	—
Current portion of capital leases	—	430	—	—	430
Total current liabilities	27,002	179,938	19,410	(51,186)	175,164

Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	365,000	435,161	—	20,726	820,887
Other liabilities	117,271	68,112	141	(2,352)	183,172
Total liabilities	509,273	683,211	19,551	(32,812)	1,179,223

Stockholders' equity	357,820	380,216	101,389	(481,605)	357,820
Total liabilities and stockholders' equity	$867,093	$1,063,427	$120,940	$(514,417)	$1,537,043

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 28, 2012
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$1,455	$13,803	$2,247	$—	$17,505
Accounts receivable - trade, net	—	134,269	23,268	—	157,537
Inventories	—	225,829	24,754	—	250,583
Intercompany receivable	18,384	4,878	—	(23,262)	—
Other current assets	38,104	24,297	4,703	(170)	66,934
Total current assets	57,943	403,076	54,972	(23,432)	492,559

Property and equipment, net	—	56,926	4,821	—	61,747
Goodwill	—	346,025	16,939	137,289	500,253
Other intangible assets, net	16,070	135,038	32,600	293,180	476,888
Investment in subsidiaries	803,267	99,321	—	(902,588)	—
Other assets	—	2,174	7,412	—	9,586
Total assets	$877,280	$1,042,560	$116,744	$(495,551)	$1,541,033

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$—	$106,051	$7,552	$—	$113,603
Accrued expenses and other current liabilities	33,999	32,408	4,852	(3,651)	67,608
Intercompany payable	—	18,384	4,878	(23,262)	—
Current portion of capital leases	—	521	—	—	521
Total current liabilities	33,999	157,364	17,282	(26,913)	181,732

Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	365,000	427,726	—	21,494	814,220
Other liabilities	120,811	69,011	141	(2,352)	187,611
Total liabilities	519,810	654,101	17,423	(7,771)	1,183,563

Stockholders' equity	357,470	388,459	99,321	(487,780)	357,470
Total liabilities and stockholders' equity	$877,280	$1,042,560	$116,744	$(495,551)	$1,541,033

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$321,294	$59,459	$—	$380,753
Cost of sales	—	204,067	44,990	—	249,057
Gross profit	—	117,227	14,469	—	131,696

Operating Expenses:
Selling, general and administrative expenses	30	101,446	7,482	222	109,180
Depreciation and amortization	—	6,719	425	5,214	12,358
Merger related expenses	10	773	—	—	783
Operating (loss) income	(40)	8,289	6,562	(5,436)	9,375

Equity earnings of subsidiaries	(1,184)	(4,771)	—	5,955	—

Interest and other (expense) income, net	(9,617)	(7,470)	850	943	(15,294)
(Loss) income before income taxes	(8,473)	5,590	7,412	(10,448)	(5,919)
Income tax (benefit) provision	(6,993)	(87)	2,641	—	(4,439)
Net (loss) income	(1,480)	5,677	4,771	(10,448)	(1,480)
Other comprehensive loss	(154)	(154)	—	154	(154)
Comprehensive (loss) income	$(1,634)	$5,523	$4,771	$(10,294)	$(1,634)
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
FOR THE THREE MONTHS ENDED MARCH 30, 2012
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$313,582	$—	$—	$313,582
Cost of sales	—	197,971	—	—	197,971
Gross profit	—	115,611	—	—	115,611

Operating Expenses:
Selling, general and administrative expenses	—	96,215	1	(4,699)	91,517
Depreciation and amortization	—	6,308	—	—	6,308
Other operating income	—	—	(4,699)	4,699	—
Operating income	—	13,088	4,698	—	17,786

Equity earnings of subsidiaries	(7,465)	(3,586)	—	11,051	—

Interest and other (expense) income, net	—	(6,358)	904	—	(5,454)
Income before income taxes	7,465	10,316	5,602	(11,051)	12,332
Income tax provision	—	2,851	2,016	—	4,867
Net income	7,465	7,465	3,586	(11,051)	7,465
Preferred stock dividends	—	(34,874)	—	34,874	—
Net income (loss) attributable to common stockholders	7,465	(27,409)	3,586	23,823	7,465
Other comprehensive income	—	147	—	—	147
Comprehensive income (loss)	$7,465	$(27,262)	$3,586	$23,823	$7,612
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$(16,161)	$(7,620)	$13,048	$—	$(10,733)
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(4,380)	(158)	—	(4,538)
Dividends received from subsidiary issuer	15,000	—	—	(15,000)	—
Net cash provided by (used in) investing activities	15,000	(4,380)	(158)	(15,000)	(4,538)
Cash Flows from Financing Activities:
Decrease in purchase card payable, net	—	(206)	—	—	(206)
Proceeds from ABL Facility	—	54,000	—	—	54,000
Payments on ABL Facility	—	(46,500)	—	—	(46,500)
Payment of debt financing costs	(50)	—	—	—	(50)
Payments on capital lease obligations	—	(156)	—	—	(156)
Proceeds from issuance of common stock	750	—	—	—	750
Dividends paid to parent company	—	(15,000)	—	15,000	—
Intercompany activity	40	14,143	(14,183)	—	—
Net cash provided by (used in) financing activities	740	6,281	(14,183)	15,000	7,838
Effect of exchange rate changes on cash and cash equivalents	—	(78)	—	—	(78)
Net decrease in cash and cash equivalents	(421)	(5,797)	(1,293)	—	(7,511)
Cash and cash equivalents at beginning of period	1,455	13,803	2,247	—	17,505
Cash and cash equivalents at end of period	$1,034	$8,006	$954	$—	$9,994

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE THREE MONTHS ENDED MARCH 30, 2012
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(10,869)	$3,611	$—	$(7,258)
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(3,321)	—	—	(3,321)
Dividends received from subsidiary issuer	1,439	—	—	(1,439)	—
Other	—	3,617	—	(3,617)	—
Net cash provided by investing activities	1,439	296	—	(5,056)	(3,321)
Cash Flows from Financing Activities:
Decrease in purchase card payable, net	—	(2,128)	—	—	(2,128)
Payments on capital lease obligations	—	(183)	—	—	(183)
Purchases of treasury stock	(1,439)	—	—	—	(1,439)
Dividends paid to parent company	—	(1,439)	—	1,439	—
Other	—	1,570	(3,617)	3,617	1,570
Net cash used in financing activities	(1,439)	(2,180)	(3,617)	5,056	(2,180)
Effect of exchange rate changes on cash and cash equivalents	—	57	—	—	57
Net decrease in cash and cash equivalents	—	(12,696)	(6)	—	(12,702)
Cash and cash equivalents at beginning of period	—	97,061	38	—	97,099
Cash and cash equivalents at end of period	$—	$84,365	$32	$—	$84,397

DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION Fair Value, by Balance Sheet Grouping (Tables)	3 Months Ended
Mar. 29, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The carrying amount and fair value of the ABL Facility, OpCo Notes, and HoldCo Notes as of March 29, 2013 and December 28, 2012 were as follows (in thousands):

	Successor
	March 29, 2013		December 28, 2012
Description	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ABL Facility	$135,000	$135,106	$127,500	$127,636
OpCo Notes	$320,726	$325,500	$321,494	$322,500
HoldCo Notes	$365,000	$404,238	$365,000	$394,200

DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION Revenue from External Customers by Product Cateogry (Tables)	3 Months Ended
Mar. 29, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]
The Company’s net sales by product category were as follows (in thousands):

	Successor	Predecessor
Product Category(1)	For the Three Months Ended March 29, 2013	For the Three Months Ended March 30, 2012
JanSan	$179,209	$113,674
Plumbing	71,463	70,974
Hardware, tools and fixtures	30,023	28,864
HVAC	24,969	25,849
Electrical and lighting	20,399	20,035
Appliances and parts	17,790	17,672
Security and safety	16,781	16,347
Other	20,119	20,167
Total	$380,753	$313,582
     ____________________

(1)
The Company continually refines its product classification groupings and, as a result, stock keeping units are periodically realigned within product categories. Therefore, the prior period in this table has been recast to be consistent with current presentation.

ACCOUNTS RECEIVABLE (Tables)	3 Months Ended
Mar. 29, 2013
Receivables [Abstract]
Schedule of Activity in the Allowance for Doubtful Accounts
The activity in the allowance for doubtful accounts consisted of the following (in thousands):

Successor
Balance at December 28, 2012	Charged to Expense	Deductions	Balance at March 29, 2013
$528	$632	$(88)	$1,072

MERGER (Tables)	3 Months Ended
Mar. 29, 2013
Merger [Abstract]
Schedule of Purchase Price Allocation
The preliminary purchase price allocation is summarized in the following table (in thousands):

Total sources	$1,204,428

Plus:
Rollover of equity and stock options	30,661
Accelerated share-based compensation	13,533
44,194
Less:
Rollover of OpCo Notes and capital lease obligations	(300,940)
Merger related costs and financing fees	(60,707)
Net cash used to fund transaction	(90,538)
(452,185)
Equals purchase price consideration to be allocated	$796,437

Fair value of tangible assets and liabilities acquired:
Cash and cash equivalents	$17,064
Accounts receivable - trade	157,690
Inventories	212,712
Prepaid expenses and other current assets	50,301
Property and equipment	57,289
Other long-term assets	35,863
Deferred income tax assets	15,094
Accounts payable	(97,095)
Other short-term liabilities	(61,225)
OpCo Notes	(322,500)
Other long-term liabilities	(4,437)
Deferred tax liabilities	(173,033)
Total net tangible assets and liabilities	(112,277)

Fair value of identifiable intangible assets acquired:
Customer relationships	253,500
Trademarks	171,900
Goodwill	483,314
Total identified intangible assets acquired	908,714
Total purchase price	$796,437

ACQUISITION (Tables)	3 Months Ended
Mar. 29, 2013
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed in the JanPak acquisition at the date of acquisition (in thousands):

Accounts receivable	$24,815
Inventories	21,492
Other current assets	4,620
Property and equipment	4,822
Goodwill	16,939
Intangible assets	32,600
Other assets	37
Total assets acquired	105,325
Current liabilities	9,456
Other liabilities	13,369
Total liabilities assumed	22,825
Net assets acquired	$82,500

SHARE-BASED COMPENSATION (Tables)	3 Months Ended
Mar. 29, 2013
Share-based Compensation [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements
Total compensation cost recognized in the consolidated statements of operations for the Company's stock-based awards were as follows (in thousands):

	Successor	Predecessor
	For the Three Months Ended March 29, 2013	For the Three Months Ended March 30, 2012
Share-based compensation expense	$1,234	$1,169

Successor [Member]
Share-based Compensation [Abstract]
Schedule of Black-Scholes Weighted-Average Assumptions
The Black-Scholes weighted-average assumptions were as follows:

	Successor		Predecessor
	For the Three Months Ended March 29, 2013		For the Three Months Ended March 30, 2012
	Time-Based Awards	Performance-Based Awards	Time-Based Awards
Stock price	$255.00	$255.00	N/A
Expected volatility	48.6%	49.4%	43.5%
Expected dividends	0.0%	0.0%	0.0%
Risk-free interest rate	1.2%	1.1%	0.9%
Expected life (in years)	6.5	6.1	5.0

Schedule of Share-based Compensation, Stock Options, Activity
A summary of stock options activity under the 2012 Plan for the three months ended March 29, 2013 is presented below:

	Successor
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(in years)	(in thousands)
Outstanding at December 28, 2012	198,753	$219.72
Granted	5,103	$255.00
Forfeited	1,266	$255.00
Outstanding at March 29, 2013	202,590	$220.38	7.8	$7,013
Vested or expected to vest at March 29, 2013	201,033	$220.12	7.8	$7,013
Exercisable at March 29, 2013	65,079	$147.24	4.1	$7,013
____________________

(1)	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.

GUARANTOR SUBSIDIARIES (Tables)	3 Months Ended
Mar. 29, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$1,034	$8,006	$954	$—	$9,994
Accounts receivable - trade, net	—	137,490	25,690	—	163,180
Inventories	—	235,284	23,969	—	259,253
Intercompany receivable	18,344	—	4,859	(23,203)	—
Other current assets	41,557	43,931	3,830	(24,723)	64,595
Total current assets	60,935	424,711	59,302	(47,926)	497,022

Property and equipment, net	—	56,270	4,522	—	60,792
Goodwill	—	346,025	16,939	137,289	500,253
Other intangible assets, net	15,627	132,784	32,496	288,140	469,047
Investment in subsidiaries	790,531	101,389	—	(891,920)	—
Other assets	—	2,248	7,681	—	9,929
Total assets	$867,093	$1,063,427	$120,940	$(514,417)	$1,537,043

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$—	$104,479	$12,955	$—	$117,434
Accrued expenses and other current liabilities	27,002	51,826	6,455	(27,983)	57,300
Intercompany payable	—	23,203	—	(23,203)	—
Current portion of capital leases	—	430	—	—	430
Total current liabilities	27,002	179,938	19,410	(51,186)	175,164

Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	365,000	435,161	—	20,726	820,887
Other liabilities	117,271	68,112	141	(2,352)	183,172
Total liabilities	509,273	683,211	19,551	(32,812)	1,179,223

Stockholders' equity	357,820	380,216	101,389	(481,605)	357,820
Total liabilities and stockholders' equity	$867,093	$1,063,427	$120,940	$(514,417)	$1,537,043

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$1,455	$13,803	$2,247	$—	$17,505
Accounts receivable - trade, net	—	134,269	23,268	—	157,537
Inventories	—	225,829	24,754	—	250,583
Intercompany receivable	18,384	4,878	—	(23,262)	—
Other current assets	38,104	24,297	4,703	(170)	66,934
Total current assets	57,943	403,076	54,972	(23,432)	492,559

Property and equipment, net	—	56,926	4,821	—	61,747
Goodwill	—	346,025	16,939	137,289	500,253
Other intangible assets, net	16,070	135,038	32,600	293,180	476,888
Investment in subsidiaries	803,267	99,321	—	(902,588)	—
Other assets	—	2,174	7,412	—	9,586
Total assets	$877,280	$1,042,560	$116,744	$(495,551)	$1,541,033

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$—	$106,051	$7,552	$—	$113,603
Accrued expenses and other current liabilities	33,999	32,408	4,852	(3,651)	67,608
Intercompany payable	—	18,384	4,878	(23,262)	—
Current portion of capital leases	—	521	—	—	521
Total current liabilities	33,999	157,364	17,282	(26,913)	181,732

Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	365,000	427,726	—	21,494	814,220
Other liabilities	120,811	69,011	141	(2,352)	187,611
Total liabilities	519,810	654,101	17,423	(7,771)	1,183,563

Stockholders' equity	357,470	388,459	99,321	(487,780)	357,470
Total liabilities and stockholders' equity	$877,280	$1,042,560	$116,744	$(495,551)	$1,541,033

Schedule of Condensed Income Statement

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$321,294	$59,459	$—	$380,753
Cost of sales	—	204,067	44,990	—	249,057
Gross profit	—	117,227	14,469	—	131,696

Operating Expenses:
Selling, general and administrative expenses	30	101,446	7,482	222	109,180
Depreciation and amortization	—	6,719	425	5,214	12,358
Merger related expenses	10	773	—	—	783
Operating (loss) income	(40)	8,289	6,562	(5,436)	9,375

Equity earnings of subsidiaries	(1,184)	(4,771)	—	5,955	—

Interest and other (expense) income, net	(9,617)	(7,470)	850	943	(15,294)
(Loss) income before income taxes	(8,473)	5,590	7,412	(10,448)	(5,919)
Income tax (benefit) provision	(6,993)	(87)	2,641	—	(4,439)
Net (loss) income	(1,480)	5,677	4,771	(10,448)	(1,480)
Other comprehensive loss	(154)	(154)	—	154	(154)
Comprehensive (loss) income	$(1,634)	$5,523	$4,771	$(10,294)	$(1,634)
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$313,582	$—	$—	$313,582
Cost of sales	—	197,971	—	—	197,971
Gross profit	—	115,611	—	—	115,611

Operating Expenses:
Selling, general and administrative expenses	—	96,215	1	(4,699)	91,517
Depreciation and amortization	—	6,308	—	—	6,308
Other operating income	—	—	(4,699)	4,699	—
Operating income	—	13,088	4,698	—	17,786

Equity earnings of subsidiaries	(7,465)	(3,586)	—	11,051	—

Interest and other (expense) income, net	—	(6,358)	904	—	(5,454)
Income before income taxes	7,465	10,316	5,602	(11,051)	12,332
Income tax provision	—	2,851	2,016	—	4,867
Net income	7,465	7,465	3,586	(11,051)	7,465
Preferred stock dividends	—	(34,874)	—	34,874	—
Net income (loss) attributable to common stockholders	7,465	(27,409)	3,586	23,823	7,465
Other comprehensive income	—	147	—	—	147
Comprehensive income (loss)	$7,465	$(27,262)	$3,586	$23,823	$7,612
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

Schedule of Condensed Cash Flow Statement

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$(16,161)	$(7,620)	$13,048	$—	$(10,733)
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(4,380)	(158)	—	(4,538)
Dividends received from subsidiary issuer	15,000	—	—	(15,000)	—
Net cash provided by (used in) investing activities	15,000	(4,380)	(158)	(15,000)	(4,538)
Cash Flows from Financing Activities:
Decrease in purchase card payable, net	—	(206)	—	—	(206)
Proceeds from ABL Facility	—	54,000	—	—	54,000
Payments on ABL Facility	—	(46,500)	—	—	(46,500)
Payment of debt financing costs	(50)	—	—	—	(50)
Payments on capital lease obligations	—	(156)	—	—	(156)
Proceeds from issuance of common stock	750	—	—	—	750
Dividends paid to parent company	—	(15,000)	—	15,000	—
Intercompany activity	40	14,143	(14,183)	—	—
Net cash provided by (used in) financing activities	740	6,281	(14,183)	15,000	7,838
Effect of exchange rate changes on cash and cash equivalents	—	(78)	—	—	(78)
Net decrease in cash and cash equivalents	(421)	(5,797)	(1,293)	—	(7,511)
Cash and cash equivalents at beginning of period	1,455	13,803	2,247	—	17,505
Cash and cash equivalents at end of period	$1,034	$8,006	$954	$—	$9,994

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(10,869)	$3,611	$—	$(7,258)
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(3,321)	—	—	(3,321)
Dividends received from subsidiary issuer	1,439	—	—	(1,439)	—
Other	—	3,617	—	(3,617)	—
Net cash provided by investing activities	1,439	296	—	(5,056)	(3,321)
Cash Flows from Financing Activities:
Decrease in purchase card payable, net	—	(2,128)	—	—	(2,128)
Payments on capital lease obligations	—	(183)	—	—	(183)
Purchases of treasury stock	(1,439)	—	—	—	(1,439)
Dividends paid to parent company	—	(1,439)	—	1,439	—
Other	—	1,570	(3,617)	3,617	1,570
Net cash used in financing activities	(1,439)	(2,180)	(3,617)	5,056	(2,180)
Effect of exchange rate changes on cash and cash equivalents	—	57	—	—	57
Net decrease in cash and cash equivalents	—	(12,696)	(6)	—	(12,702)
Cash and cash equivalents at beginning of period	—	97,061	38	—	97,099
Cash and cash equivalents at end of period	$—	$84,365	$32	$—	$84,397

DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) (USD $)	3 Months Ended				3 Months Ended
	Mar. 29, 2013 Segment Customer Brands	Sep. 07, 2012 Merger Agreement [Member]	Sep. 07, 2012 OpCo Notes [Member] Merger Agreement [Member]	Sep. 07, 2012 HoldCo Notes [Member] Merger Agreement [Member]	Mar. 29, 2013 Successor [Member]	Mar. 29, 2013 Successor [Member] JanSan [Member]	Mar. 29, 2013 Successor [Member] Plumbing [Member]	Mar. 29, 2013 Successor [Member] Hardware, Tools and Fixtures [Member]	Mar. 29, 2013 Successor [Member] HVAC [Member]	Mar. 29, 2013 Successor [Member] Electrical and Lighting [Member]	Mar. 29, 2013 Successor [Member] Appliances and Parts [Member]	Mar. 29, 2013 Successor [Member] Security and Safety [Member]	Mar. 29, 2013 Successor [Member] Other Products [Member]	Mar. 30, 2012 Predecessor [Member]	Mar. 30, 2012 Predecessor [Member] JanSan [Member]	Mar. 30, 2012 Predecessor [Member] Plumbing [Member]	Mar. 30, 2012 Predecessor [Member] Hardware, Tools and Fixtures [Member]	Mar. 30, 2012 Predecessor [Member] HVAC [Member]	Mar. 30, 2012 Predecessor [Member] Electrical and Lighting [Member]	Mar. 30, 2012 Predecessor [Member] Appliances and Parts [Member]	Mar. 30, 2012 Predecessor [Member] Security and Safety [Member]	Mar. 30, 2012 Predecessor [Member] Other Products [Member]	Mar. 29, 2013 Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member] Line of Credit [Member]	Dec. 28, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member] Line of Credit [Member]	Mar. 29, 2013 Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member] Line of Credit [Member]	Dec. 28, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member] Line of Credit [Member]	Mar. 29, 2013 HoldCo Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Dec. 28, 2012 HoldCo Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Mar. 29, 2013 HoldCo Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Dec. 28, 2012 HoldCo Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Mar. 29, 2013 OpCo Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Dec. 28, 2012 OpCo Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Mar. 29, 2013 OpCo Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Dec. 28, 2012 OpCo Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]
Description of Business and Basis of Presentation [Line Items]
Number of Customers	100,000
Number of distinct and targeted brands	14
Percentage of U.S. population the Company is able to provide next-day delivery service	98.00%
Stated share price for merger agreement (in dollars per share)		$ 25.5
Long-term Debt			$ 300,000,000	$ 365,000,000
Long-term Debt, Fair Value																							135,000,000	127,500,000	135,106,000	127,636,000	365,000,000	365,000,000	404,238,000	394,200,000	320,726,000	321,494,000	325,500,000	322,500,000
Number of Operating Segments	1
Number of Reportable Segments	1
Revenue, Net					$ 380,753,000	$ 179,209,000	$ 71,463,000	$ 30,023,000	$ 24,969,000	$ 20,399,000	$ 17,790,000	$ 16,781,000	$ 20,119,000	$ 313,582,000	$ 113,674,000	$ 70,974,000	$ 28,864,000	$ 25,849,000	$ 20,035,000	$ 17,672,000	$ 16,347,000	$ 20,167,000

ACCOUNTS RECEIVABLE (Details) (Successor [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 29, 2013
Successor [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 528
Charged to Expense	632
Deductions	(88)
Ending Balance	$ 1,072

MERGER (Details) (Merger Agreement [Member], USD $) In Thousands, unless otherwise specified	Sep. 07, 2012
Merger Agreement [Member]
Business Acquisition [Line Items]
Total sources	$ 1,204,428
Rollover of equity and stock options	30,661
Accelerated share-based compensation	13,533
Rollover of equity and stock options and accelerated share-based compensation	44,194
Rollover of OpCo Notes and capital lease obligations	(300,940)
Merger related costs and financing fees	(60,707)
Net cash used to fund transaction	(90,538)
Merger Related Costs and Net Cash Used to Fund Transaction	(452,185)
Equals purchase price consideration to be allocated	796,437
Cash and cash equivalents	17,064
Accounts receivable - trade	157,690
Inventories	212,712
Prepaid expenses and other current assets	50,301
Property and equipment	57,289
Other long-term assets	35,863
Deferred income tax assets	15,094
Accounts payable	(97,095)
Other short-term liabilities	(61,225)
OpCo Notes	(322,500)
Other long-term liabilities	(4,437)
Deferred tax liabilities	(173,033)
Total net tangible assets and liabilities	112,277
Customer relationships	253,500
Trademarks	171,900
Goodwill	483,314
Total identified intangible assets acquired	908,714
Total purchase price	$ 796,437

ACQUISITION (Details) (USD $)	0 Months Ended
	Dec. 11, 2012 Interline New Jersey [Member] JanPak, Inc. [Member] Distribution_Center	Sep. 07, 2012 Merger Agreement [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Payments to Acquire Businesses, Net of Cash Acquired	$ 82,500,000
Number of Distribution Centers	16
Maximum term from date of merger fair values determined		1 year
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Accounts receivable	24,815,000
Inventories	21,492,000
Prepaid expenses and other current assets	4,620,000
Property and equipment	4,822,000
Goodwill	16,939,000
Intangible assets	32,600,000
Other assets	37,000
Total assets acquired	105,325,000
Current liabilities	9,456,000
Other liabilities	13,369,000
Total liabilities assumed	22,825,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 82,500,000

SHARE-BASED COMPENSATION - Compensation Cost and Income Tax Benefit (Details) (USD $)	3 Months Ended
	Mar. 29, 2013	Mar. 29, 2013 Successor [Member]	Mar. 30, 2012 Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 1,234,000	$ 1,169,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 14,200,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	4 years 1 month 6 days

SHARE-BASED COMPENSATION - Weighted Average Assumptions, Successor (Details) (USD $)	3 Months Ended
	Mar. 30, 2012 Stock Options [Member] Predecessor [Member]	Mar. 29, 2013 Stock Option Plan 2012 [Member] Stock Options [Member] Successor [Member]	Mar. 29, 2013 Stock Option Plan 2012 [Member] Performance Shares [Member] Successor [Member]	Mar. 29, 2013 Stock Option Plan 2012 [Member] Time Based [Member] Successor [Member]	Mar. 30, 2012 Stock Option Plan 2012 [Member] Time Based [Member] Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			591	4,512
Granted in period (in shares)	207,161	5,103
Stock options granted, weighted-average grant date fair value (in dollars per share)	$ 7.96		$ 121.44	$ 123.7
Stock price			$ 255	$ 255
Expected volatility			49.40%	48.60%	43.50%
Expected dividends			0.00%	0.00%	0.00%
Risk-free interest rate			1.10%	1.20%	0.90%
Expected life (in years)			6 years 1 month 6 days	6 years 6 months 0 days	5 years

SHARE-BASED COMPENSATION - Stock Option Activity, Successor (Details) (Stock Options [Member], USD $)	3 Months Ended
	Mar. 29, 2013		Mar. 30, 2012
Predecessor [Member]
Shares
Granted (in shares)			207,161
Exercised in period	0		76,759
Weighted-Average Remaining Contractual Term and Aggregate Intrinsic Value
Exercised in period, intrinsic value			$ 700,000
Stock Option Plan 2012 [Member] | Successor [Member]
Shares
Outstanding, beginning balance (in shares)	198,753
Granted (in shares)	5,103
Forfeited (in shares)	1,266
Outstanding, ending balance (in shares)	202,590
Vested or expected to vest at end of period (in shares)	201,033
Exercisable at period end (in shares)	65,079
Weighted- Average Exercise Price
Outstanding, beginning balance, weighted average exercise price (in dollars per share)	219.72
Granted, weighted average exercise price (in dollars per share)	255
Forfeited, weighted average exercise price (in dollars per share)	255
Outstanding, ending balance, weighted average exercise price (in dollars per share)	220.38
Vested or expected to vest at end of period, weighted average exercise price (in dollars per share)	220.12
Exercisable at period end, weighted average exercise price (in dollars per share)	147.24
Weighted-Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding, weighted average remaining contractual term	7 years 9 months 18 days
Vested or expected to vest at period end, weighted average remaining contractual term	7 years 9 months 18 days
Exercisable at period end, weighted average remaining contractual term	4 years 1 month 6 days
Outstanding, aggregate instrinsic value	7,013,000	[1]
Vested or expected to vest at end of period, aggregate instrinsic value	7,013,000	[1]
Exercisable at period end, aggregate instrinsic value	7,013,000	[1]

[1]	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.

COMMITMENTS AND CONTINGENCIES - Narrative (Details) (USD $)	Mar. 29, 2013 Successor [Member]	Dec. 28, 2012 Successor [Member]	May 10, 2011 Minimum [Member] Pending Litigation [Member]	May 10, 2011 Maximum [Member] Pending Litigation [Member]
Loss Contingencies [Line Items]
Contingent liability for outstanding letters of credit	$ 9,400,000	$ 8,900,000
Statutory damages sought			$ 500	$ 1,500

GUARANTOR SUBSIDIARIES - Narrative (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 29, 2013
Successor [Member] | Parent Company (Guarantor)
Condensed Financial Statements, Captions [Line Items]
Dividends received from subsidiary issuer	$ 15,000
Guarantor Subsidiaries | Interline New Jersey [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary Percentage Ownership	100.00%

GUARANTOR SUBSIDIARIES - Condensed Consolidating Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012 Predecessor [Member]	Mar. 30, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 28, 2012 Predecessor [Member] Parent Company (Guarantor)	Mar. 30, 2012 Predecessor [Member] Parent Company (Guarantor)	Dec. 30, 2011 Predecessor [Member] Parent Company (Guarantor)	Dec. 28, 2012 Predecessor [Member] Subsidiary Issuer	Mar. 30, 2012 Predecessor [Member] Subsidiary Issuer	Dec. 30, 2011 Predecessor [Member] Subsidiary Issuer	Dec. 28, 2012 Predecessor [Member] Guarantor Subsidiaries	Mar. 30, 2012 Predecessor [Member] Guarantor Subsidiaries	Dec. 30, 2011 Predecessor [Member] Guarantor Subsidiaries	Dec. 28, 2012 Predecessor [Member] Consolidating Adjustments	Mar. 30, 2012 Predecessor [Member] Consolidating Adjustments	Dec. 30, 2011 Predecessor [Member] Consolidating Adjustments	Mar. 29, 2013 Successor [Member]	Dec. 28, 2012 Successor [Member]	Mar. 29, 2013 Successor [Member] Parent Company (Guarantor)	Dec. 28, 2012 Successor [Member] Parent Company (Guarantor)	Mar. 29, 2013 Successor [Member] Subsidiary Issuer	Dec. 28, 2012 Successor [Member] Subsidiary Issuer	Mar. 29, 2013 Successor [Member] Guarantor Subsidiaries	Dec. 28, 2012 Successor [Member] Guarantor Subsidiaries	Mar. 29, 2013 Successor [Member] Consolidating Adjustments	Dec. 28, 2012 Successor [Member] Consolidating Adjustments
Current Assets:
Cash and cash equivalents	$ 17,505	$ 84,397	$ 97,099	$ 1,455	$ 0	$ 0	$ 13,803	$ 84,365	$ 97,061	$ 2,247	$ 32	$ 38	$ 0	$ 0	$ 0	$ 9,994	$ 17,505	$ 1,034	$ 1,455	$ 8,006	$ 13,803	$ 954	$ 2,247	$ 0	$ 0
Accounts receivable - trade, net	157,537			0			134,269			23,268			0			163,180	157,537	0		137,490		25,690		0
Inventories	250,583			0			225,829			24,754			0			259,253	250,583	0		235,284		23,969		0
Intercompany receivable	0			18,384			4,878			0			(23,262)			0		18,344		0		4,859		(23,203)
Other current assets	66,934			38,104			24,297			4,703			(170)			64,595		41,557		43,931		3,830		(24,723)
Total current assets	492,559			57,943			403,076			54,972			(23,432)			497,022	492,559	60,935		424,711		59,302		(47,926)
Property and equipment, net	61,747			0			56,926			4,821			0			60,792	61,747	0		56,270		4,522		0
Goodwill	500,253			0			346,025			16,939			137,289			500,253	500,253	0		346,025		16,939		137,289
Other intangible assets, net	476,888			16,070			135,038			32,600			293,180			469,047	476,888	15,627		132,784		32,496		288,140
Investment in subsidiaries	0			803,267			99,321			0			(902,588)			0		790,531		101,389		0		(891,920)
Other assets	9,586			0			2,174			7,412			0			9,929	9,586	0		2,248		7,681		0
Total assets	1,541,033			877,280			1,042,560			116,744			(495,551)			1,537,043	1,541,033	867,093		1,063,427		120,940		(514,417)
Current Liabilities:
Accounts payable	113,603			0			106,051			7,552			0			117,434	113,603	0		104,479		12,955		0
Accrued expenses and other current liabilities	67,608			33,999			32,408			4,852			(3,651)			57,300		27,002		51,826		6,455		(27,983)
Intercompany payable	0			0			18,384			4,878			(23,262)			0		0		23,203		0		(23,203)
Current portion of capital leases	521			0			521			0			0			430	521	0		430		0		0
Total current liabilities	181,732			33,999			157,364			17,282			(26,913)			175,164	181,732	27,002		179,938		19,410		(51,186)
Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	814,220			365,000			427,726			0			21,494			820,887		365,000		435,161		0		20,726
Other liabilities	187,611			120,811			69,011			141			(2,352)			183,172		117,271		68,112		141		(2,352)
Total liabilities	1,183,563			519,810			654,101			17,423			(7,771)			1,179,223	1,183,563	509,273		683,211		19,551		(32,812)
Stockholders' equity	357,470			357,470			388,459			99,321			(487,780)			357,820	357,470	357,820		380,216		101,389		(481,605)
Total liabilities and stockholders' equity	$ 1,541,033			$ 877,280			$ 1,042,560			$ 116,744			$ (495,551)			$ 1,537,043	$ 1,541,033	$ 867,093		$ 1,063,427		$ 120,940		$ (514,417)

GUARANTOR SUBSIDIARIES - Condensed Consolidating Statement of Operations And Comprehensive (Loss) Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 29, 2013 Successor [Member]	Mar. 29, 2013 Successor [Member] Parent Company (Guarantor)	Mar. 29, 2013 Successor [Member] Subsidiary Issuer	Mar. 29, 2013 Successor [Member] Guarantor Subsidiaries		Mar. 29, 2013 Successor [Member] Consolidating Adjustments	Mar. 30, 2012 Predecessor [Member]	Mar. 30, 2012 Predecessor [Member] Parent Company (Guarantor)	Mar. 30, 2012 Predecessor [Member] Subsidiary Issuer	Mar. 30, 2012 Predecessor [Member] Guarantor Subsidiaries		Mar. 30, 2012 Predecessor [Member] Consolidating Adjustments
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales	$ 380,753	$ 0	$ 321,294	$ 59,459		$ 0	$ 313,582	$ 0	$ 313,582	$ 0		$ 0
Cost of sales	249,057	0	204,067	44,990	[1]	0	197,971	0	197,971	0	[1]	0
Gross profit	131,696	0	117,227	14,469	[1]	0	115,611	0	115,611	0	[1]	0
Operating Expenses:
Selling, general and administrative expenses	109,180	30	101,446	7,482	[1]	222	91,517	0	96,215	1	[1]	(4,699)
Depreciation and amortization	12,358	0	6,719	425		5,214	6,308	0	6,308	0	[1]	0
Merger related expenses	783	10	773	0	[1]	0	0
Other operating income							0	0	0	(4,699)	[1]	4,699
Operating income	9,375	(40)	8,289	6,562	[1]	(5,436)	17,786	0	13,088	4,698	[1]	0
Equity earnings of subsidiaries	0	(1,184)	(4,771)	0		5,955	0	(7,465)	(3,586)	0		11,051
Interest and other (expense) income, net	(15,294)	(9,617)	(7,470)	850	[1]	943	(5,454)	0	(6,358)	904	[1]	0
(Loss) income before income taxes	(5,919)	(8,473)	5,590	7,412	[1]	(10,448)	12,332	7,465	10,316	5,602	[1]	(11,051)
Income tax (benefit) provision	(4,439)	(6,993)	(87)	2,641	[1]	0	4,867	0	2,851	2,016	[1]	0
Net (loss) income	(1,480)	(1,480)	5,677	4,771	[1]	(10,448)	7,465	7,465	7,465	3,586	[1]	(11,051)
Preferred stock dividends							0	0	(34,874)	0	[1]	34,874
Net income (loss) attributable to common stockholders	(1,480)						7,465	7,465	(27,409)	3,586	[1]	23,823
Other comprehensive loss	(154)	(154)	(154)	0	[1]	154	147	0	147	0	[1]	0
Comprehensive (loss) income	$ (1,634)	$ (1,634)	$ 5,523	$ 4,771	[1]	$ (10,294)	$ 7,612	$ 7,465	$ (27,262)	$ 3,586	[1]	$ 23,823

[1]	The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

GUARANTOR SUBSIDIARIES - Condensed Consolidating Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 29, 2013 Successor [Member]	Mar. 29, 2013 Successor [Member] Parent Company (Guarantor)	Mar. 29, 2013 Successor [Member] Subsidiary Issuer	Mar. 29, 2013 Successor [Member] Guarantor Subsidiaries	Mar. 29, 2013 Successor [Member] Consolidating Adjustments	Mar. 30, 2012 Predecessor [Member]	Mar. 30, 2012 Predecessor [Member] Parent Company (Guarantor)	Mar. 30, 2012 Predecessor [Member] Subsidiary Issuer	Mar. 30, 2012 Predecessor [Member] Guarantor Subsidiaries	Mar. 30, 2012 Predecessor [Member] Consolidating Adjustments
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	$ (10,733)	$ (16,161)	$ (7,620)	$ 13,048	$ 0	$ (7,258)	$ 0	$ (10,869)	$ 3,611	$ 0
Cash Flows from Investing Activities:
Purchases of property and equipment, net	(4,538)	0	(4,380)	(158)	0	(3,321)	0	(3,321)	0	0
Dividends received from subsidiary issuer	0		0	0	(15,000)	0	1,439	0	0	(1,439)
Other						0	0	(3,617)	0	3,617
Net cash used in investing activities	(4,538)	15,000	(4,380)	(158)	(15,000)	(3,321)	1,439	296	0	(5,056)
Cash Flows from Financing Activities:
Decrease in purchase card payable, net	(206)	0	(206)	0	0	(2,128)	0	(2,128)	0	0
Proceeds from ABL Facility	54,000	0	54,000	0	0	0
Payments on ABL Facility	(46,500)	0	(46,500)	0	0	0
Payment of debt issuance costs	(50)	(50)	0	0	0	0
Payments on capital lease obligations	(156)	0	(156)	0	0	(183)	0	(183)	0	0
Proceeds from issuance of common stock	750	750	0	0	0	0
Purchases of treasury stock	0					(1,439)	(1,439)	0	0	0
Dividends paid to parent company	0	0	(15,000)	0	15,000	0	0	(1,439)	0	1,439
Intercompany activity	0	40	14,143	(14,183)	0
Other						1,570	0	1,570	(3,617)	3,617
Net cash provided by (used in) financing activities	7,838	740	6,281	(14,183)	15,000	(2,180)	(1,439)	(2,180)	(3,617)	5,056
Effect of exchange rate changes on cash and cash equivalents	(78)	0	(78)	0	0	57	0	57	0	0
Net (decrease) increase in cash and cash equivalents	(7,511)	(421)	(5,797)	(1,293)	0	(12,702)	0	(12,696)	(6)	0
Cash and cash equivalents at beginning of period	17,505	1,455	13,803	2,247	0	97,099	0	97,061	38	0
Cash and cash equivalents at end of period	$ 9,994	$ 1,034	$ 8,006	$ 954	$ 0	$ 84,397	$ 0	$ 84,365	$ 32	$ 0